Net Finance Costs (Details) - Schedule of net finance costs - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Net Finance Costs [Abstract]
Interest income	$ 5,013	$ 107,151
Finance income	5,013	107,151
Interest expense		(1,939,490)
Interest on lease arrangements	(7,527)	(5,166)
Finance cost	(7,527)	(1,944,656)
Net finance cost	$ (2,514)	$ (1,837,505)